Short-term Investments (Details 1)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Short-Term Debt [Line Items]
Total	$ 127,923,939	¥ 899,151,784	¥ 725,664,686
Fair Value, Inputs, Level 1 [Member]
Short-Term Debt [Line Items]
Total		265,947,428	37,962,037
Fair Value, Inputs, Level 2 [Member]
Short-Term Debt [Line Items]
Total		633,204,356	687,702,649
Fair Value, Inputs, Level 3 [Member]
Short-Term Debt [Line Items]
Total
Equity securities and ETFs [Member]
Short-Term Debt [Line Items]
Total	37,836,818	265,947,428	37,962,037
Equity securities and ETFs [Member] | Fair Value, Inputs, Level 1 [Member]
Short-Term Debt [Line Items]
Total		265,947,428	37,962,037
Equity securities and ETFs [Member] | Fair Value, Inputs, Level 2 [Member]
Short-Term Debt [Line Items]
Total
Equity securities and ETFs [Member] | Fair Value, Inputs, Level 3 [Member]
Short-Term Debt [Line Items]
Total
Structured financial products [Member]
Short-Term Debt [Line Items]
Total	$ 90,087,121	633,204,356	687,702,649
Structured financial products [Member] | Fair Value, Inputs, Level 1 [Member]
Short-Term Debt [Line Items]
Total
Structured financial products [Member] | Fair Value, Inputs, Level 2 [Member]
Short-Term Debt [Line Items]
Total		633,204,356	687,702,649
Structured financial products [Member] | Fair Value, Inputs, Level 3 [Member]
Short-Term Debt [Line Items]
Total